UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09140

Virtus Retirement Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield , MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr , Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford , CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT VIRTUS RETIREMENT TRUST

June 30, 2018

Virtus DFA 2015 Target Date Retirement Income Fund

Virtus DFA 2020 Target Date Retirement Income Fund

Virtus DFA 2025 Target Date Retirement Income Fund

Virtus DFA 2030 Target Date Retirement Income Fund

Virtus DFA 2035 Target Date Retirement Income Fund

Virtus DFA 2040 Target Date Retirement Income Fund

Virtus DFA 2045 Target Date Retirement Income Fund

Virtus DFA 2050 Target Date Retirement Income Fund

Virtus DFA 2055 Target Date Retirement Income Fund

Virtus DFA 2060 Target Date Retirement Income Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

Fund	Schedule of Investments

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended June 30, 2018.

U.S. economic growth and strong corporate earnings were strong themes during the period, which began on an optimistic note following the sweeping tax overhaul signed into law at the end of 2017. As growth heated up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Global trade war concerns sparked by the Trump administration’s tariff talk caused markets to remain unsettled into March before resuming an upward course. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March – and again in June – to end at 2.00%, its highest level in nearly a decade.

For the six months ended June 30, 2018, U.S. small-cap stocks, as measured by the Russell 2000® Index, returned 7.66%, outpacing large-cap stocks, which returned 2.65%, as measured by the S&P 500® Index. Within international equities, both emerging and developed markets declined, with the MSCI EAFE® Index (net) down 2.75% and the MSCI Emerging Markets Index (net) down 6.66%.

Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year Treasury was 2.85% at June 30, 2018, up from 2.40% at December 31, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 1.62% for the six months. Non-investment grade bonds eked out a slightly positive return of 0.16%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

August 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2018 TO JUNE 30, 2018

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Retirement Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses paid During Period*
DFA 2015 Target Date Retirement Income Fund	Class A	$1,000.00	$992.30	0.85%	$4.20
	Class I	1,000.00	993.20	0.60	2.97
	Class R6	1,000.00	994.10	0.40	1.98
DFA 2020 Target Date Retirement Income Fund	Class A	1,000.00	991.10	0.85	4.20
	Class I	1,000.00	991.90	0.60	2.96
	Class R6	1,000.00	992.80	0.40	1.98
DFA 2025 Target Date Retirement Income Fund	Class A	1,000.00	991.50	0.85	4.20
	Class I	1,000.00	992.40	0.60	2.96
	Class R6	1,000.00	994.00	0.40	1.98

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2018 TO JUNE 30, 2018

		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses paid During Period*
DFA 2030 Target Date Retirement Income Fund	Class A	$1,000.00	$993.10	0.85%	$4.20
	Class I	1,000.00	994.70	0.60	2.97
	Class R6	1,000.00	995.50	0.40	1.98
DFA 2035 Target Date Retirement Income Fund	Class A	1,000.00	996.90	0.85	4.21
	Class I	1,000.00	998.50	0.60	2.97
	Class R6	1,000.00	998.50	0.40	1.98
DFA 2040 Target Date Retirement Income Fund	Class A	1,000.00	997.80	0.85	4.21
	Class I	1,000.00	999.30	0.60	2.97
	Class R6	1,000.00	1,000.10	0.40	1.98
DFA 2045 Target Date Retirement Income Fund	Class A	1,000.00	997.50	0.85	4.21
	Class I	1,000.00	999.00	0.60	2.97
	Class R6	1,000.00	999.00	0.40	1.98
DFA 2050 Target Date Retirement Income Fund	Class A	1,000.00	997.70	0.85	4.21
	Class I	1,000.00	998.50	0.60	2.97
	Class R6	1,000.00	999.90	0.40	1.98
DFA 2055 Target Date Retirement Income Fund	Class A	1,000.00	997.80	0.85	4.21
	Class I	1,000.00	999.30	0.60	2.97
	Class R6	1,000.00	1,000.00	0.40	1.98
DFA 2060 Target Date Retirement Income Fund	Class A	1,000.00	996.80	0.85	4.21
	Class I	1,000.00	998.30	0.60	2.97
	Class R6	1,000.00	999.80	0.40	1.98

*

Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

Each Fund may invest in other funds and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2018 TO JUNE 30, 2018

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses paid During Period*
DFA 2015 Target Date Retirement Income Fund	Class A	$1,000.00	$1,020.58	0.85%	$4.26
	Class I	1,000.00	1,021.82	0.60	3.01
	Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2020 Target Date Retirement Income Fund	Class A	1,000.00	1,020.58	0.85	4.26
	Class I	1,000.00	1,021.82	0.60	3.01
	Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2025 Target Date Retirement Income Fund	Class A	1,000.00	1,020.58	0.85	4.26
	Class I	1,000.00	1,021.82	0.60	3.01
	Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2030 Target Date Retirement Income Fund	Class A	1,000.00	1,020.58	0.85	4.26
	Class I	1,000.00	1,021.82	0.60	3.01
	Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2035 Target Date Retirement Income Fund	Class A	1,000.00	1,020.58	0.85	4.26
	Class I	1,000.00	1,021.82	0.60	3.01
	Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2040 Target Date Retirement Income Fund	Class A	1,000.00	1,020.58	0.85	4.26
	Class I	1,000.00	1,021.82	0.60	3.01
	Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2045 Target Date Retirement Income Fund	Class A	1,000.00	1,020.58	0.85	4.26
	Class I	1,000.00	1,021.82	0.60	3.01
	Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2050 Target Date Retirement Income Fund	Class A	1,000.00	1,020.58	0.85	4.26
	Class I	1,000.00	1,021.82	0.60	3.01
	Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2055 Target Date Retirement Income Fund	Class A	1,000.00	1,020.58	0.85	4.26
	Class I	1,000.00	1,021.82	0.60	3.01
	Class R6	1,000.00	1,022.81	0.40	2.01

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2018 TO JUNE 30, 2018

		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses paid During Period*
DFA 2060 Target Date Retirement Income Fund	Class A	$1,000.00	$1,020.58	0.85%	$4.26
	Class I	1,000.00	1,021.82	0.60	3.01
	Class R6	1,000.00	1,022.81	0.40	2.01

*

Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

Each Fund may invest in other funds and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS RETIREMENT TRUST

KEY INVESTMENT TERMS (Unaudited)

JUNE 30, 2018

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures U.S. dollar-denominated, high-yield fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted Index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS RETIREMENT TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)

JUNE 30, 2018

For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2018.

DFA 2015 Target Date Retirement Income Fund

Domestic Fixed Income Funds	76%
Domestic Equity Funds	15
International Equity Funds	9

Total	100%

DFA 2020 Target Date Retirement Income Fund

Domestic Fixed Income Funds	69%
Domestic Equity Funds	18
International Equity Funds	11
International Fixed Income Funds	2

Total	100%

DFA 2025 Target Date Retirement Income Fund

Domestic Fixed Income Funds	51%
Domestic Equity Funds	26
International Equity Funds	16
International Fixed Income Funds	7

Total	100%

DFA 2030 Target Date Retirement Income Fund

Domestic Equity Funds	35%
Domestic Fixed Income Funds	32
International Equity Funds	21
International Fixed Income Funds	12

Total	100%

DFA 2035 Target Date Retirement Income Fund

Domestic Equity Funds	43%
International Equity Funds	26
International Fixed Income Funds	18
Domestic Fixed Income Fund	13

Total	100%

VIRTUS RETIREMENT TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)

JUNE 30, 2018

For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2018.

DFA 2040 Target Date Retirement Income Fund

Domestic Equity Funds	52%
International Equity Funds	31
International Fixed Income Funds	17

Total	100%

DFA 2045 Target Date Retirement Income Fund

Domestic Equity Funds	59%
International Equity Funds	36
International Fixed Income Funds	5

Total	100%

DFA 2050 Target Date Retirement Income Fund

Domestic Equity Funds	59%
International Equity Funds	36
International Fixed Income Funds	5

Total	100%

DFA 2055 Target Date Retirement Income Fund

Domestic Equity Funds	59%
International Equity Funds	36
International Fixed Income Funds	5

Total	100%

DFA 2060 Target Date Retirement Income Fund

Domestic Equity Funds	59%
International Equity Funds	36
International Fixed Income Funds	5

Total	100%

VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(1)—99.1%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	1,474	$31
DFA Inflation Protected Securities Portfolio – Institutional Shares	73,568	853
DFA International Core Equity Portfolio – Institutional Shares	2,356	33
DFA Large Cap International Portfolio – Institutional Shares	2,781	64
DFA LTIP Portfolio – Institutional Shares	20,895	197
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	4,500	105
DFA U.S. Large Company Portfolio – Institutional Shares	5,032	106
TOTAL MUTUAL FUNDS (Identified Cost $1,277)		1,389
TOTAL LONG-TERM INVESTMENTS—99.1%
(Identified Cost $1,277)		1,389
TOTAL INVESTMENTS—99.1% (Identified Cost $1,277)		1,389
Other assets and liabilities, net—0.9%		12

NET ASSETS—100.0%		$1,401

Footnote Legend:

(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Mutual Funds	$1,389	$1,389

Total Investments	$1,389	$1,389

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.1%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	1,838	$39
DFA Inflation Protected Securities Portfolio – Institutional Shares	50,342	583
DFA International Core Equity Portfolio – Institutional Shares	2,780	39
DFA Large Cap International Portfolio – Institutional Shares	3,266	75
DFA LTIP Portfolio – Institutional Shares	39,331	371
DFA Short-Term Extended Quality Portfolio – Institutional Shares	1,215	13
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	1,320	13
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	5,249	122
DFA U.S. Large Company Portfolio – Institutional Shares	5,759	122
TOTAL MUTUAL FUNDS (Identified Cost $1,232)		1,377
TOTAL LONG-TERM INVESTMENTS—99.1%
(Identified Cost $1,232)		1,377
TOTAL INVESTMENTS—99.1% (Identified Cost $1,232)		1,377
Other assets and liabilities, net—0.9%		12

NET ASSETS—100.0%		$1,389

Footnote Legend:

(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Mutual Funds	$1,377	$1,377

Total Investments	$1,377	$1,377

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.4%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	3,882	$82
DFA Inflation Protected Securities Portfolio – Institutional Shares	31,149	361
DFA International Core Equity Portfolio – Institutional Shares	5,935	83
DFA Large Cap International Portfolio – Institutional Shares	7,336	169
DFA LTIP Portfolio – Institutional Shares	78,572	740
DFA Short-Term Extended Quality Portfolio – Institutional Shares	6,856	73
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	7,491	74
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	11,908	278
DFA U.S. Large Company Portfolio – Institutional Shares	13,206	279
TOTAL MUTUAL FUNDS (Identified Cost $1,883)		2,139
TOTAL LONG-TERM INVESTMENTS—99.4%
(Identified Cost $1,883)		2,139
TOTAL INVESTMENTS—99.4% (Identified Cost $1,883)		2,139
Other assets and liabilities, net—0.6%		12

NET ASSETS—100.0%		$2,151

Footnote Legend:

(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Mutual Funds	$2,139	$2,139

Total Investments	$2,139	$2,139

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.1%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	3,579	$76
DFA Inflation Protected Securities Portfolio – Institutional Shares	396	5
DFA International Core Equity Portfolio – Institutional Shares	5,594	78
DFA Large Cap International Portfolio – Institutional Shares	6,712	154
DFA LTIP Portfolio – Institutional Shares	49,823	469
DFA Short-Term Extended Quality Portfolio – Institutional Shares	8,319	89
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	8,954	89
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	10,857	253
DFA U.S. Large Company Portfolio – Institutional Shares	12,065	254
TOTAL MUTUAL FUNDS (Identified Cost $1,214)		1,467
TOTAL LONG-TERM INVESTMENTS—99.1%
(Identified Cost $1,214)		1,467
TOTAL INVESTMENTS—99.1% (Identified Cost $1,214)		1,467
Other assets and liabilities, net—0.9%		13

NET ASSETS—100.0%		$1,480

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Mutual Funds	$1,467	$1,467

Total Investments	$1,467	$1,467

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.4%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,876	$124
DFA International Core Equity Portfolio – Institutional Shares	8,969	125
DFA Large Cap International Portfolio – Institutional Shares	10,951	252
DFA LTIP Portfolio – Institutional Shares	27,071	255
DFA Short-Term Extended Quality Portfolio – Institutional Shares	15,806	169
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	16,866	167
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	17,911	418
DFA U.S. Large Company Portfolio – Institutional Shares	19,869	419
TOTAL MUTUAL FUNDS (Identified Cost $1,592)		1,929
TOTAL LONG-TERM INVESTMENTS—99.4%
(Identified Cost $1,592)		1,929
TOTAL INVESTMENTS—99.4% (Identified Cost $1,592)		1,929
Other assets and liabilities, net—0.6%		12

NET ASSETS—100.0%		$1,941

Footnote Legend:

(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Mutual Funds	$1,929	$1,929

Total Investments	$1,929	$1,929

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.2%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,562	$118
DFA International Core Equity Portfolio – Institutional Shares	8,562	119
DFA Large Cap International Portfolio – Institutional Shares	10,416	240
DFA Short-Term Extended Quality Portfolio – Institutional Shares	12,218	131
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	13,165	130
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	17,041	397
DFA U.S. Large Company Portfolio – Institutional Shares	18,868	398
TOTAL MUTUAL FUNDS (Identified Cost $1,195)		1,533
TOTAL LONG-TERM INVESTMENTS—99.2%
(Identified Cost $1,195)		1,533
TOTAL INVESTMENTS—99.2% (Identified Cost $1,195)		1,533
Other assets and liabilities, net—0.8%		13

NET ASSETS—100.0%		$1,546

Footnote Legend:

(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Mutual Funds	$1,533	$1,533

Total Investments	$1,533	$1,533

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.2%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	6,571	$139
DFA International Core Equity Portfolio – Institutional Shares	10,076	140
DFA Large Cap International Portfolio – Institutional Shares	12,268	282
DFA Short-Term Extended Quality Portfolio – Institutional Shares	3,658	39
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	4,005	40
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	20,050	468
DFA U.S. Large Company Portfolio – Institutional Shares	22,255	470
TOTAL MUTUAL FUNDS (Identified Cost $1,199)		1,578
TOTAL LONG-TERM INVESTMENTS—99.2%
(Identified Cost $1,199)		1,578
TOTAL INVESTMENTS—99.2% (Identified Cost $1,199)		1,578
Other assets and liabilities, net—0.8%		12

NET ASSETS—100.0%		$1,590

Footnote Legend:

(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Mutual Funds	$1,578	$1,578

Total Investments	$1,578	$1,578

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.2%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	6,482	$137
DFA International Core Equity Portfolio – Institutional Shares	9,920	138
DFA Large Cap International Portfolio – Institutional Shares	12,025	277
DFA Short-Term Extended Quality Portfolio – Institutional Shares	3,616	39
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	3,888	39
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	19,725	460
DFA U.S. Large Company Portfolio – Institutional Shares	21,813	460
TOTAL MUTUAL FUNDS (Identified Cost $1,170)		1,550
TOTAL LONG-TERM INVESTMENTS—99.2%
(Identified Cost $1,170)		1,550
TOTAL INVESTMENTS—99.2% (Identified Cost $1,170)		1,550
Other assets and liabilities, net—0.8%		12

NET ASSETS—100.0%		$1,562

Footnote Legend:

(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Mutual Funds	$1,550	$1,550

Total Investments	$1,550	$1,550

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.2%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,884	$125
DFA International Core Equity Portfolio – Institutional Shares	9,047	126
DFA Large Cap International Portfolio – Institutional Shares	11,008	253
DFA Short-Term Extended Quality Portfolio – Institutional Shares	3,275	35
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	3,530	35
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	17,951	419
DFA U.S. Large Company Portfolio – Institutional Shares	19,916	420
TOTAL MUTUAL FUNDS (Identified Cost $1,058)		1,413
TOTAL LONG-TERM INVESTMENTS—99.2%
(Identified Cost $1,058)		1,413
TOTAL INVESTMENTS—99.2% (Identified Cost $1,058)		1,413
Other assets and liabilities, net—0.8%		12

NET ASSETS—100.0%		$1,425

Footnote Legend:

(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Mutual Funds	$1,413	$1,413

Total Investments	$1,413	$1,413

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.2%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	6,449	$137
DFA International Core Equity Portfolio – Institutional Shares	9,960	139
DFA Large Cap International Portfolio – Institutional Shares	12,112	279
DFA Short-Term Extended Quality Portfolio – Institutional Shares	3,674	39
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	3,888	39
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	19,788	461
DFA U.S. Large Company Portfolio – Institutional Shares	21,958	463
TOTAL MUTUAL FUNDS (Identified Cost $1,181)		1,557
TOTAL LONG-TERM INVESTMENTS—99.2%
(Identified Cost $1,181)		1,557
TOTAL INVESTMENTS—99.2% (Identified Cost $1,181)		1,557
Other assets and liabilities, net—0.8%		12

NET ASSETS—100.0%		$1,569

Footnote Legend:

(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Mutual Funds	$1,557	$1,557

Total Investments	$1,557	$1,557

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

JUNE 30, 2018

(Reported in thousands except shares and per share amounts)

	DFA 2015 Target Date Retirement Income Fund		DFA 2020 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,389		$1,377
Receivables
Investment securities sold	1		2
Receivable from adviser	5		5
Dividends	—	(2)	—	(2)
Prepaid trustee retainer	—	(2)	—	(2)
Prepaid expenses	18		19
Other assets	—	(2)	—	(2)

Total assets	1,413		1,403

Liabilities
Cash overdraft	—	(2)	1
Payables
Distribution and service fees	—	(2)	—	(2)
Administration and accounting fees	—	(2)	—	(2)
Transfer agent and sub-transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	11		11
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	1		2

Total liabilities	12		14

Net Assets	$1,401		$1,389

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,278		$1,230
Accumulated undistributed net investment income (loss)	10		10
Accumulated undistributed net realized gain (loss)	1		4
Net unrealized appreciation (depreciation) on investments	112		145

Net Assets	$1,401		$1,389

Net Assets:
Class A	$350		$297
Class I	$116		$121
Class R6	$935		$971
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	31,454		25,961
Class I	10,440		10,518
Class R6	83,508		84,145
Net Asset Value and Redemption Price Per Share:
Class A	$11.12		$11.46
Class I	$11.14		$11.48
Class R6	$11.20		$11.54
Class A maximum offering price per share NAV/(1-5.75%)	$11.80		$12.16

(1) Investment in securities at cost	$1,277		$1,232
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2018

(Reported in thousands except shares and per share amounts)

	DFA 2025 Target Date Retirement Income Fund		DFA 2030 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$2,139		$1,467
Receivables
Investment securities sold	1		2
Fund shares sold	—	(2)	—	(2)
Receivable from adviser	5		5
Dividends	—	(2)	—	(2)
Prepaid trustee retainer	—	(2)	—	(2)
Prepaid expenses	19		19
Other assets	—	(2)	—	(2)

Total assets	2,164		1,493

Liabilities
Cash overdraft	—	(2)	1
Payables
Distribution and service fees	—	(2)	—	(2)
Administration and accounting fees	—	(2)	—	(2)
Transfer agent and sub-transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	11		11
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		1

Total liabilities	13		13

Net Assets	$2,151		$1,480

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,873		$1,196
Accumulated undistributed net investment income (loss)	14		10
Accumulated undistributed net realized gain (loss)	8		21
Net unrealized appreciation (depreciation) on investments	256		253

Net Assets	$2,151		$1,480

Net Assets:
Class A	$1,009		$305
Class I	$126		$130
Class R6	$1,016		$1,045
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	83,229		24,490
Class I	10,404		10,405
Class R6	83,220		83,238
Net Asset Value and Redemption Price Per Share:
Class A	$12.12		$12.47
Class I	$12.14		$12.49
Class R6	$12.21		$12.55
Class A maximum offering price per share NAV/(1-5.75%)	$12.86		$13.23

(1) Investment in securities at cost	$1,883		$1,214
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2018

(Reported in thousands except shares and per share amounts)

	DFA 2035 Target Date Retirement Income Fund		DFA 2040 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,929		$1,533
Receivables
Investment securities sold	3		7
Receivable from adviser	5		5
Dividends	—	(2)	—	(2)
Prepaid trustee retainer	—	(2)	—	(2)
Prepaid expenses	19		19
Other assets	—	(2)	—	(2)

Total assets	1,956		1,564

Liabilities
Cash overdraft	2		6
Payables
Fund shares repurchased	—	(2)	—
Distribution and service fees	—	(2)	—	(2)
Administration and accounting fees	—	(2)	—	(2)
Transfer agent and sub-transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	11		11
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		1

Total liabilities	15		18

Net Assets	$1,941		$1,546

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,587		$1,197
Accumulated undistributed net investment income (loss)	10		8
Accumulated undistributed net realized gain (loss)	7		3
Net unrealized appreciation (depreciation) on investments	337		338

Net Assets	$1,941		$1,546

Net Assets:
Class A	$732		$300
Class I	$144		$147
Class R6	$1,065		$1,099
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	57,459		22,820
Class I	11,273		11,178
Class R6	83,033		83,148
Net Asset Value and Redemption Price Per Share:
Class A	$12.74		$13.13
Class I	$12.77		$13.15
Class R6	$12.83		$13.22
Class A maximum offering price per share NAV/(1-5.75%)	$13.52		$13.93

(1) Investment in securities at cost	$1,592		$1,195
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2018

(Reported in thousands except shares and per share amounts)

	DFA 2045 Target Date Retirement Income Fund		DFA 2050 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,578		$1,550
Receivables
Investment securities sold	4		17
Receivable from adviser	5		5
Dividends	—	(2)	—	(2)
Prepaid trustee retainer	—	(2)	—	(2)
Prepaid expenses	19		19
Other assets	—	(2)	—	(2)

Total assets	1,606		1,591

Liabilities
Cash overdraft	3		16
Payables
Distribution and service fees	—	(2)	—	(2)
Administration and accounting fees	—	(2)	—	(2)
Transfer agent and sub-transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	11		11
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		2

Total liabilities	16		29

Net Assets	$1,590		$1,562

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,201		$1,169
Accumulated undistributed net investment income (loss)	9		9
Accumulated undistributed net realized gain (loss)	1		4
Net unrealized appreciation (depreciation) on investments	379		380

Net Assets	$1,590		$1,562

Net Assets:
Class A	$276		$289
Class I	$183		$141
Class R6	$1,131		$1,132
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	20,342		21,401
Class I	13,507		10,397
Class R6	82,984		83,157
Net Asset Value and Redemption Price Per Share:
Class A	$13.55		$13.53
Class I	$13.57		$13.54
Class R6	$13.63		$13.61
Class A maximum offering price per share NAV/(1-5.75%)	$14.38		$14.36

(1) Investment in securities at cost	$1,199		$1,170
(2) Amount is less $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2018

(Reported in thousands except shares and per share amounts)

	DFA 2055 Target Date Retirement Income Fund		DFA 2060 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,413		$1,557
Receivables
Investment securities sold	3		4
Receivable from adviser	5		5
Dividends	—	(2)	—	(2)
Prepaid trustee retainer	—	(2)	—	(2)
Prepaid expenses	19		19
Other assets	—	(2)	—	(2)

Total assets	1,440		1,585

Liabilities
Cash overdraft	2		3
Payables
Distribution and service fees	—	(2)	—	(2)
Administration and accounting fees	—	(2)	—	(2)
Transfer agent and sub-transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	11		11
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		2

Total liabilities	15		16

Net Assets	$1,425		$1,569

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,061		$1,184
Accumulated undistributed net investment income (loss)	8		9
Accumulated undistributed net realized gain (loss)	1		—
Net unrealized appreciation (depreciation) on investments	355		376

Net Assets	$1,425		$1,569

Net Assets:
Class A	$152		$222
Class I	$141		$216
Class R6	$1,132		$1,131
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	11,240		16,341
Class I	10,403		15,921
Class R6	83,217		82,915
Net Asset Value and Redemption Price Per Share:
Class A	$13.52		$13.55
Class I	$13.54		$13.58
Class R6	$13.61		$13.65
Class A maximum offering price per share NAV/(1-5.75%)	$14.34		$14.38

(1) Investment in securities at cost	$1,058		$1,181
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Unaudited)

SIX MONTHS ENDED JUNE 30, 2018

($ reported in thousands)

	DFA 2015 Target Date Retirement Income Fund		DFA 2020 Target Date Retirement Income Fund
Investment Income
Dividends	$14		$13

Total investment income	14		13

Expenses
Investment advisory fees	2		2
Distribution and service fees, Class A	—	(1)	—	(1)
Administration and accounting fees	1		—	(1)
Transfer agent fees and expenses	—	(1)	—	(1)
Sub-transfer agent fees and expenses, Class A	—	(1)	—	(1)
Registration fees	23		23
Printing fees and expenses	3		3
Custodian fees	—	(1)	—	(1)
Professional fees	7		7
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	1		2

Total expenses	37		37
Less expenses reimbursed and/or waived by investment adviser	(33)		(34)

Net expenses	4		3

Net investment income (loss)	10		10

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments	2		6
Net change in unrealized appreciation (depreciation) from investments	(22)		(26)

Net realized and unrealized gain (loss) on investments	(20)		(20)

Net increase (decrease) in net assets resulting from operations	$(10)		$(10)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED JUNE 30, 2018

($ reported in thousands)

	DFA 2025 Target Date Retirement Income Fund		DFA 2030 Target Date Retirement Income Fund
Investment Income
Dividends	$20		$13

Total investment income	20		13

Expenses
Investment advisory fees	3		2
Distribution and service fees, Class A	1		—	(1)
Administration and accounting fees	1		1
Transfer agent fees and expenses	—	(1)	—	(1)
Sub-transfer agent fees and expenses, Class A	—	(1)	—	(1)
Registration fees	23		23
Printing fees and expenses	4		3
Custodian fees	—	(1)	—	(1)
Professional fees	7		7
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	2		1

Total expenses	41		37
Less expenses reimbursed and/or waived by investment adviser	(35)		(34)

Net expenses	6		3

Net investment income (loss)	14		10

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments	9		22
Net change in unrealized appreciation (depreciation) from investments	(37)		(38)

Net realized and unrealized gain (loss) on investments	(28)		(16)

Net increase (decrease) in net assets resulting from operations	$(14)		$(6)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED JUNE 30, 2018

($ reported in thousands)

	DFA 2035 Target Date Retirement Income Fund	DFA 2040 Target Date Retirement Income Fund
Investment Income
Dividends	$16	$12

Total investment income	16	12

Expenses
Investment advisory fees	3	3
Distribution and service fees, Class A	1	—	(1)
Administration and accounting fees	1	1
Transfer agent fees and expenses	1	—	(1)
Sub-transfer agent fees and expenses, Class A	— (1)	—	(1)
Sub-transfer agent fees and expenses, Class I	—	—	(1)
Registration fees	23	23
Printing fees and expenses	4	3
Custodian fees	— (1)	—	(1)
Professional fees	7	7
Trustees’ fees and expenses	— (1)	—	(1)
Miscellaneous expenses	1	1

Total expenses	41	38
Less expenses reimbursed and/or waived by investment adviser	(35)	(34)

Net expenses	6	4

Net investment income (loss)	10	8

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments	7	3
Net change in unrealized appreciation (depreciation) from investments	(20)	(13)

Net realized and unrealized gain (loss) on investments	(13)	(10)

Net increase (decrease) in net assets resulting from operations	$(3)	$(2)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED JUNE 30, 2018

($ reported in thousands)

	DFA 2045 Target Date Retirement Income Fund		DFA 2050 Target Date Retirement Income Fund
Investment Income
Dividends	$13		$13

Total investment income	13		13

Expenses
Investment advisory fees	3		2
Distribution and service fees, Class A	—	(1)	—	(1)
Administration and accounting fees	1		1
Transfer agent fees and expenses	—	(1)	1
Sub-transfer agent fees and expenses, Class A	—	(1)	—	(1)
Registration fees	23		23
Printing fees and expenses	3		3
Custodian fees	—	(1)	—	(1)
Professional fees	7		7
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	1		1

Total expenses	38		38
Less expenses reimbursed and/or waived by investment adviser	(34)		(34)

Net expenses	4		4

Net investment income (loss)	9		9

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments	1		4
Net change in unrealized appreciation (depreciation) from investments	(11)		(14)

Net realized and unrealized gain (loss) on investments	(10)		(10)

Net increase (decrease) in net assets resulting from operations	$(1)		$(1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED JUNE 30, 2018

($ reported in thousands)

	DFA 2055 Target Date Retirement Income Fund		DFA 2060 Target Date Retirement Income Fund
Investment Income
Dividends	$12		$13

Total investment income	12		13

Expenses
Investment advisory fees	2		2
Distribution and service fees, Class A	—	(1)	—	(1)
Administration and accounting fees	1		1
Transfer agent fees and expenses	1		1
Sub-transfer agent fees and expenses, Class A	—	(1)	—	(1)
Sub-transfer agent fees and expenses, Class I	—		—	(1)
Registration fees	23		23
Printing fees and expenses	3		3
Custodian fees	—	(1)	—	(1)
Professional fees	7		7
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	1		1

Total expenses	38		38
Less expenses reimbursed and/or waived by investment adviser	(34)		(34)

Net expenses	4		4

Net investment income (loss)	8		9

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments	1		1
Net change in unrealized appreciation (depreciation) from investments	(11)		(11)

Net realized and unrealized gain (loss) on investments	(10)		(10)

Net increase (decrease) in net assets resulting from operations	$(2)		$(1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	DFA 2015 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$10	$27
Net realized gain (loss)	2	2
Net change in unrealized appreciation (depreciation)	(22)	75

Increase (decrease) in net assets resulting from operations	(10)	104

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(7)
Class I	—	(2)
Class R6	—	(19)

Net Realized Gains:
Class A	— (1)	(1)
Class I	— (1)	— (1)
Class R6	(1)	(3)

Dividends and distributions to shareholders	(1)	(32)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	(42)	174
Class I	—	3
Class R6	—	22

Increase (decrease) in net assets from capital transactions	(42)	199

Net increase (decrease) in net assets	(53)	271

Net Assets
Beginning of period	1,454	1,183

End of period	$1,401	$1,454

Accumulated undistributed net investment income (loss) at end of period	$10	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2020 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$10	$28
Net realized gain (loss)	6	15
Net change in unrealized appreciation (depreciation)	(26)	92

Increase (decrease) in net assets resulting from operations	(10)	135

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(6)
Class I	—	(2)
Class R6	—	(20)

Net Realized Gains:
Class A	(1)	(4)
Class I	— (1)	(1)
Class R6	(1)	(13)

Dividends and distributions to shareholders	(2)	(46)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	16	(90)
Class I	—	4
Class R6	—	33

Increase (decrease) in net assets from capital transactions	16	(53)

Net increase (decrease) in net assets	4	36

Net Assets
Beginning of period	1,385	1,349

End of period	$1,389	$1,385

Accumulated undistributed net investment income (loss) at end of period	$10	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2025 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$14	$37
Net realized gain (loss)	9	3
Net change in unrealized appreciation (depreciation)	(37)	192

Increase (decrease) in net assets resulting from operations	(14)	232

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(16)
Class I	—	(2)
Class R6	—	(19)

Net Realized Gains:
Class A	(1)	(2)
Class I	— (1)	(1)
Class R6	(2)	(2)

Dividends and distributions to shareholders	(3)	(42)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	63	609
Class I	—	2
Class R6	—	22

Increase (decrease) in net assets from capital transactions	63	633

Net increase (decrease) in net assets	46	823

Net Assets
Beginning of period	2,105	1,282

End of period	$2,151	$2,105

Accumulated undistributed net investment income (loss) at end of period	$14	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2030 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$10	$27
Net realized gain (loss)	22	4
Net change in unrealized appreciation (depreciation)	(38)	180

Increase (decrease) in net assets resulting from operations	(6)	211

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	— (1)	(6)
Class I	— (1)	(2)
Class R6	— (1)	(18)

Net Realized Gains:
Class A	(1)	(2)
Class I	— (1)	— (1)
Class R6	(2)	(4)

Dividends and distributions to shareholders	(3)	(32)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	(97)	118
Class I	—	3
Class R6	—	23

Increase (decrease) in net assets from capital transactions	(97)	144

Net increase (decrease) in net assets	(106)	323

Net Assets
Beginning of period	1,586	1,263

End of period	$1,480	$1,586

Accumulated undistributed net investment income (loss) at end of period	$10	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2035 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$10	$28
Net realized gain (loss)	7	7
Net change in unrealized appreciation (depreciation)	(20)	232

Increase (decrease) in net assets resulting from operations	(3)	267

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(9)
Class I	—	(2)
Class R6	—	(18)

Net Realized Gains:
Class A	(1)	(3)
Class I	— (1)	— (1)
Class R6	(2)	(4)

Dividends and distributions to shareholders	(3)	(36)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	28	302
Class I	— (1)	13
Class R6	—	21

Increase (decrease) in net assets from capital transactions	28	336

Net increase (decrease) in net assets	22	567

Net Assets
Beginning of period	1,919	1,352

End of period	$1,941	$1,919

Accumulated undistributed net investment income (loss) at end of period	$10	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2040 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$8	$22
Net realized gain (loss)	3	12
Net change in unrealized appreciation (depreciation)	(13)	220

Increase (decrease) in net assets resulting from operations	(2)	254

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(4)
Class I	—	(2)
Class R6	—	(17)

Net Realized Gains:
Class A	(1)	(2)
Class I	(1)	— (1)
Class R6	(5)	(6)

Dividends and distributions to shareholders	(7)	(31)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	17	83
Class I	— (1)	3
Class R6	—	23

Increase (decrease) in net assets from capital transactions	17	109

Net increase (decrease) in net assets	8	332

Net Assets
Beginning of period	1,538	1,206

End of period	$1,546	$1,538

Accumulated undistributed net investment income (loss) at end of period	$8	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2045 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$9	$22
Net realized gain (loss)	1	5
Net change in unrealized appreciation (depreciation)	(11)	249

Increase (decrease) in net assets resulting from operations	(1)	276

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(3)
Class I	—	(3)
Class R6	—	(17)

Net Realized Gains:
Class A	(1)	(1)
Class I	— (1)	— (1)
Class R6	(3)	(3)

Dividends and distributions to shareholders	(4)	(27)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	8	75
Class I	— (1)	42
Class R6	—	21

Increase (decrease) in net assets from capital transactions	8	138

Net increase (decrease) in net assets	3	387

Net Assets
Beginning of period	1,587	1,200

End of period	$1,590	$1,587

Accumulated undistributed net investment income (loss) at end of period	$9	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2050 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$9	$23
Net realized gain (loss)	4	8
Net change in unrealized appreciation (depreciation)	(14)	256

Increase (decrease) in net assets resulting from operations	(1)	287

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(4)
Class I	—	(2)
Class R6	—	(18)

Net Realized Gains:
Class A	(1)	(2)
Class I	— (1)	— (1)
Class R6	(3)	(6)

Dividends and distributions to shareholders	(4)	(32)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	(33)	156
Class I	— (1)	3
Class R6	—	23

Increase (decrease) in net assets from capital transactions	(33)	182

Net increase (decrease) in net assets	(38)	437

Net Assets
Beginning of period	1,600	1,163

End of period	$1,562	$1,600

Accumulated undistributed net investment income (loss) at end of period	$9	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2055 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$8	$21
Net realized gain (loss)	1	7
Net change in unrealized appreciation (depreciation)	(11)	228

Increase (decrease) in net assets resulting from operations	(2)	256

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(2)
Class I	—	(2)
Class R6	—	(17)

Net Realized Gains:
Class A	— (1)	(1)
Class I	— (1)	(1)
Class R6	(3)	(6)

Dividends and distributions to shareholders	(3)	(29)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	(20)	33
Class I	—	3
Class R6	—	24

Increase (decrease) in net assets from capital transactions	(20)	60

Net increase (decrease) in net assets	(25)	287

Net Assets
Beginning of period	1,450	1,163

End of period	$1,425	$1,450

Accumulated undistributed net investment income (loss) at end of period	$8	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2060 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$9	$22
Net realized gain (loss)	1	5
Net change in unrealized appreciation (depreciation)	(11)	247

Increase (decrease) in net assets resulting from operations	(1)	274

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(3)
Class I	—	(3)
Class R6	—	(17)

Net Realized Gains:
Class A	(1)	— (1)
Class I	(1)	(1)
Class R6	(3)	(3)

Dividends and distributions to shareholders	(5)	(27)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	19	20
Class I	10	39
Class R6	—	20

Increase (decrease) in net assets from capital transactions	29	79

Net increase (decrease) in net assets	23	326

Net Assets
Beginning of period	1,546	1,220

End of period	$1,569	$1,546

Accumulated undistributed net investment income (loss) at end of period	$9	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

THIS PAGE INTENTIONALLY BLANK.

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2015 Target Date Retirement Income Fund
Class A
1/1/18 to 6/30/18(7)	$11.21	0.06	(0.15)	(0.09)	—	— (8)	— (8)
1/1/17 to 12/31/17	10.61	0.23	0.61	0.84	(0.20)	(0.04)	(0.24)
1/11/16(3) to 12/31/16	10.00	0.16	0.63	0.79	(0.14)	(0.04)	(0.18)
Class I
1/1/18 to 6/30/18(7)	$11.22	0.08	(0.16)	(0.08)	—	— (8)	— (8)
1/1/17 to 12/31/17	10.61	0.22	0.66	0.88	(0.23)	(0.04)	(0.27)
1/11/16(3) to 12/31/16	10.00	0.15	0.66	0.81	(0.16)	(0.04)	(0.20)
Class R6
1/1/18 to 6/30/18(7)	$11.27	0.09	(0.16)	(0.07)	—	— (8)	— (8)
1/1/17 to 12/31/17	10.63	0.24	0.68	0.92	(0.24)	(0.04)	(0.28)
1/11/16(3) to 12/31/16	10.00	0.17	0.66	0.83	(0.16)	(0.04)	(0.20)
DFA 2020 Target Date Retirement Income Fund
Class A
1/1/18 to 6/30/18(7)	$11.58	0.07	(0.17)	(0.10)	—	(0.02)	(0.02)
1/1/17 to 12/31/17	10.85	0.20	0.90	1.10	(0.21)	(0.16)	(0.37)
1/11/16(3) to 12/31/16	10.00	0.18	0.83	1.01	(0.16)	—	(0.16)
Class I
1/1/18 to 6/30/18(7)	$11.59	0.08	(0.17)	(0.09)	—	(0.02)	(0.02)
1/1/17 to 12/31/17	10.86	0.23	0.90	1.13	(0.24)	(0.16)	(0.40)
1/11/16(3) to 12/31/16	10.00	0.16	0.88	1.04	(0.18)	—	(0.18)
Class R6
1/1/18 to 6/30/18(7)	$11.64	0.09	(0.17)	(0.08)	—	(0.02)	(0.02)
1/1/17 to 12/31/17	10.88	0.26	0.91	1.17	(0.25)	(0.16)	(0.41)
1/11/16(3) to 12/31/16	10.00	0.19	0.87	1.06	(0.18)	—	(0.18)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(5)(6)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)(4)	Ratio of Gross Expenses to Average Net Assets(2)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(5)

(0.09)	$11.12	(0.77)%	$350	0.85%	5.53%	1.09%	4%
0.60	11.21	7.99	396	0.85	6.58	2.10	5
0.61	10.61	7.93	208	0.85	7.67	1.52	7

(0.08)	$11.14	(0.68)%	$116	0.60%	5.28%	1.41%	4%
0.61	11.22	8.32	117	0.60	6.38	1.97	5
0.61	10.61	8.13	108	0.60	8.01	1.42	7

(0.07)	$11.20	(0.59)%	$935	0.40%	5.28%	1.61%	4%
0.64	11.27	8.59	941	0.40	6.38	2.17	5
0.63	10.63	8.33	867	0.40	8.00	1.62	7

(0.12)	$11.46	(0.89)%	$297	0.85%	5.67%	1.23%	2%
0.73	11.58	10.18	284	0.85	6.23	1.67	13
0.85	10.85	10.08	354	0.85	7.13	1.67	5

(0.11)	$11.48	(0.81)%	$121	0.60%	5.36%	1.43%	2%
0.73	11.59	10.46	122	0.60	6.06	1.98	13
0.86	10.86	10.36	110	0.60	7.60	1.56	5

(0.10)	$11.54	(0.72)%	$971	0.40%	5.37%	1.63%	2%
0.76	11.64	10.74	979	0.40	6.04	2.18	13
0.88	10.88	10.56	885	0.40	7.60	1.76	5

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2025 Target Date Retirement Income Fund
Class A
1/1/18 to 6/30/18(7)	$12.24	0.07	(0.17)	(0.10)	—	(0.02)	(0.02)
1/1/17 to 12/31/17	11.02	0.24	1.22	1.46	(0.21)	(0.03)	(0.24)
1/11/16(3) to 12/31/16	10.00	0.18	1.01	1.19	(0.17)	—	(0.17)
Class I
1/1/18 to 6/30/18(7)	$12.25	0.08	(0.17)	(0.09)	—	(0.02)	(0.02)
1/1/17 to 12/31/17	11.03	0.23	1.26	1.49	(0.24)	(0.03)	(0.27)
1/11/16(3) to 12/31/16	10.00	0.18	1.05	1.23	(0.20)	—	(0.20)
Class R6
1/1/18 to 6/30/18(7)	$12.30	0.09	(0.16)	(0.07)	—	(0.02)	(0.02)
1/1/17 to 12/31/17	11.05	0.26	1.27	1.53	(0.25)	(0.03)	(0.28)
1/11/16(3) to 12/31/16	10.00	0.20	1.05	1.25	(0.20)	—	(0.20)
DFA 2030 Target Date Retirement Income Fund
Class A
1/1/18 to 6/30/18(7)	$12.58	0.06	(0.15)	(0.09)	— (8)	(0.02)	(0.02)
1/1/17 to 12/31/17	11.10	0.20	1.53	1.73	(0.19)	(0.06)	(0.25)
1/11/16(3) to 12/31/16	10.00	0.19	1.08	1.27	(0.17)	—	(0.17)
Class I
1/1/18 to 6/30/18(7)	$12.59	0.08	(0.16)	(0.08)	— (8)	(0.02)	(0.02)
1/1/17 to 12/31/17	11.11	0.21	1.55	1.76	(0.22)	(0.06)	(0.28)
1/11/16(3) to 12/31/16	10.00	0.17	1.13	1.30	(0.19)	—	(0.19)
Class R6
1/1/18 to 6/30/18(7)	$12.63	0.09	(0.15)	(0.06)	— (8)	(0.02)	(0.02)
1/1/17 to 12/31/17	11.13	0.23	1.54	1.77	(0.21)	(0.06)	(0.27)
1/11/16(3) to 12/31/16	10.00	0.20	1.12	1.32	(0.19)	—	(0.19)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(5)(6)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)(4)	Ratio of Gross Expenses to Average Net Assets(2)(4)	Ratio of Net Investment Income to Average Net Assets(4)	Portfolio Turnover Rate(5)

(0.12)	$12.12	(0.85)%	$1,009	0.85%	4.13%	1.22%	4%
1.22	12.24	13.30	955	0.85	4.94	1.89	3
1.02	11.02	11.92	270	0.85	7.18	1.68	6

(0.11)	$12.14	(0.76)%	$126	0.60%	3.87%	1.36%	4%
1.22	12.25	13.55	127	0.60	4.74	1.91	3
1.03	11.03	12.24	112	0.60	7.68	1.65	6

(0.09)	$12.21	(0.60)%	$1,016	0.40%	3.87%	1.56%	4%
1.25	12.30	13.80	1,023	0.40	4.73	2.11	3
1.05	11.05	12.44	900	0.40	7.67	1.85	6

(0.11)	$12.47	(0.69)%	$305	0.85%	5.34%	0.93%	3%
1.48	12.58	15.64	403	0.85	6.12	1.65	4
1.10	11.10	12.71	244	0.85	7.43	1.79	6

(0.10)	$12.49	(0.53)%	$130	0.60%	5.06%	1.22%	3%
1.48	12.59	15.90	131	0.60	5.87	1.76	4
1.11	11.11	13.03	113	0.60	7.83	1.65	6

(0.08)	$12.55	(0.45)%	$1,045	0.40%	5.07%	1.43%	3%
1.50	12.63	16.06	1,052	0.40	5.85	1.96	4
1.13	11.13	13.23	906	0.40	7.82	1.85	6

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2035 Target Date Retirement Income Fund
Class A
1/1/18 to 6/30/18(7)	$12.80	0.06	(0.10)	(0.04)	—	(0.02)	(0.02)
1/1/17 to 12/31/17	11.14	0.20	1.70	1.90	(0.18)	(0.06)	(0.24)
1/11/16(3) to 12/31/16	10.00	0.16	1.15	1.31	(0.16)	(0.01)	(0.17)
Class I
1/1/18 to 6/30/18(7)	$12.81	0.07	(0.09)	(0.02)	—	(0.02)	(0.02)
1/1/17 to 12/31/17	11.14	0.20	1.73	1.93	(0.20)	(0.06)	(0.26)
1/11/16(3) to 12/31/16	10.00	0.16	1.16	1.32	(0.17)	(0.01)	(0.18)
Class R6
1/1/18 to 6/30/18(7)	$12.87	0.08	(0.10)	(0.02)	—	(0.02)	(0.02)
1/1/17 to 12/31/17	11.17	0.22	1.74	1.96	(0.20)	(0.06)	(0.26)
1/11/16(3) to 12/31/16	10.00	0.19	1.16	1.35	(0.17)	(0.01)	(0.18)
DFA 2040 Target Date Retirement Income Fund
Class A
1/1/18 to 6/30/18(7)	$13.22	0.05	(0.08)	(0.03)	—	(0.06)	(0.06)
1/1/17 to 12/31/17	11.31	0.15	2.01	2.16	(0.16)	(0.09)	(0.25)
1/11/16(3) to 12/31/16	10.00	0.15	1.32	1.47	(0.16)	—	(0.16)
Class I
1/1/18 to 6/30/18(7)	$13.22	0.06	(0.07)	(0.01)	—	(0.06)	(0.06)
1/1/17 to 12/31/17	11.32	0.18	2.01	2.19	(0.20)	(0.09)	(0.29)
1/11/16(3) to 12/31/16	10.00	0.18	1.33	1.51	(0.19)	—	(0.19)
Class R6
1/1/18 to 6/30/18(7)	$13.28	0.08	(0.08)	—	—	(0.06)	(0.06)
1/1/17 to 12/31/17	11.34	0.21	2.02	2.23	(0.20)	(0.09)	(0.29)
1/11/16(3) to 12/31/16	10.00	0.19	1.34	1.53	(0.19)	—	(0.19)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(5)(6)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)(4)	Ratio of Gross Expenses to Average Net Assets(2)(4)		Ratio of Net Investment Income to Average Net Assets(4)	Portfolio Turnover Rate(5)

(0.06)	$12.74	(0.31)%	$732	0.85%	4.40	%(4)	0.87%	4%
1.66	12.80	17.05	706	0.85	5.36		1.46	5
1.14	11.14	13.06	331	0.85	6.49		1.47	4

(0.04)	$12.77	(0.15)%	$144	0.60%	4.13	%(4)	1.03%	4%
1.67	12.81	17.41	145	0.60	5.12		1.57	5
1.14	11.14	13.25	113	0.60	7.70		1.57	4

(0.04)	$12.83	(0.15)%	$1,065	0.40%	4.13	%(4)	1.24%	4%
1.70	12.87	17.64	1,068	0.40	5.11		1.76	5
1.17	11.17	13.55	908	0.40	7.69		1.77	4

(0.09)	$13.13	(0.22)%	$300	0.85%	5.10	%(4)	0.69%	3%
1.91	13.22	19.17	286	0.85	6.06		1.20	12
1.31	11.31	14.76	160	0.85	8.02		1.46	3

(0.07)	$13.15	(0.07)%	$147	0.60%	4.84	%(4)	0.93%	3%
1.90	13.22	19.38	148	0.60	5.82		1.46	12
1.32	11.32	15.10	124	0.60	7.99		1.66	3

(0.06)	$13.22	0.01%	$1,099	0.40%	4.83	%(4)	1.13%	3%
1.94	13.28	19.71	1,104	0.40	5.81		1.66	12
1.34	11.34	15.30	922	0.40	8.01		1.83	3

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2045 Target Date Retirement Income Fund
Class A
1/1/18 to 6/30/18(7)	$13.62	0.06	(0.09)	(0.03)	—	(0.04)	(0.04)
1/1/17 to 12/31/17	11.41	0.17	2.26	2.43	(0.18)	(0.04)	(0.22)
1/11/16(3) to 12/31/16	10.00	0.16	1.42	1.58	(0.17)	—	(0.17)
Class I
1/1/18 to 6/30/18(7)	$13.62	0.07	(0.08)	(0.01)	—	(0.04)	(0.04)
1/1/17 to 12/31/17	11.41	0.21	2.25	2.46	(0.21)	(0.04)	(0.25)
1/11/16(3) to 12/31/16	10.00	0.18	1.43	1.61	(0.20)	—	(0.20)
Class R6
1/1/18 to 6/30/18(7)	$13.68	0.09	(0.10)	(0.01)	—	(0.04)	(0.04)
1/1/17 to 12/31/17	11.44	0.22	2.27	2.49	(0.21)	(0.04)	(0.25)
1/11/16(3) to 12/31/16	10.00	0.20	1.44	1.64	(0.20)	—	(0.20)
DFA 2050 Target Date Retirement Income Fund
Class A
1/1/18 to 6/30/18(7)	$13.60	0.05	(0.08)	(0.03)	—	(0.04)	(0.04)
1/1/17 to 12/31/17	11.41	0.16	2.29	2.45	(0.19)	(0.07)	(0.26)
1/11/16(3) to 12/31/16	10.00	0.15	1.43	1.58	(0.17)	—	(0.17)
Class I
1/1/18 to 6/30/18(7)	$13.60	0.07	(0.09)	(0.02)	—	(0.04)	(0.04)
1/1/17 to 12/31/17	11.41	0.19	2.29	2.48	(0.22)	(0.07)	(0.29)
1/11/16(3) to 12/31/16	10.00	0.18	1.43	1.61	(0.20)	—	(0.20)
Class R6
1/1/18 to 6/30/18(7)	$13.65	0.09	(0.09)	—	—	(0.04)	(0.04)
1/1/17 to 12/31/17	11.43	0.22	2.28	2.50	(0.21)	(0.07)	(0.28)
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.20)	—	(0.20)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(5)(6)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)(4)	Ratio of Gross Expenses to Average Net Assets(2)(4)	Ratio of Net Investment Income to Average Net Assets(4)	Portfolio Turnover Rate(5)

(0.07)	$13.55	(0.25)%	$276	0.85%	5.02%	0.82%	2%
2.21	13.62	21.40	268	0.85	6.13	1.32	5
1.41	11.41	15.85	153	0.85	7.88	1.51	4

(0.05)	$13.57	(0.10)%	$183	0.60%	4.74%	1.05%	2%
2.21	13.62	21.70	184	0.60	5.85	1.64	5
1.41	11.41	16.08	116	0.60	7.98	1.70	4

(0.05)	$13.63	(0.10)%	$1,131	0.40%	4.74%	1.25%	2%
2.24	13.68	21.91	1,135	0.40	5.86	1.71	5
1.44	11.44	16.40	931	0.40	7.97	1.90	4

(0.07)	$13.53	(0.23)%	$289	0.85%	5.01%	0.80%	3%
2.19	13.60	21.47	324	0.85	5.95	1.29	8
1.41	11.41	15.85	116	0.85	8.36	1.45	3

(0.06)	$13.54	(0.15)%	$141	0.60%	4.76%	1.04%	3%
2.19	13.60	21.75	141	0.60	5.67	1.51	8
1.41	11.41	16.11	116	0.60	8.11	1.70	3

(0.04)	$13.61	(0.01)%	$1,132	0.40%	4.76%	1.25%	3%
2.22	13.65	21.99	1,135	0.40	5.67	1.71	8
1.43	11.43	16.31	931	0.40	8.11	1.90	3

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2055 Target Date Retirement Income Fund
Class A
1/1/18 to 6/30/18(7)	$13.58	0.05	(0.08)	(0.03)	—	(0.03)	(0.03)
1/1/17 to 12/31/17	11.41	0.17	2.26	2.43	(0.17)	(0.09)	(0.26)
1/11/16(3) to 12/31/16	10.00	0.15	1.43	1.58	(0.17)	—	(0.17)
Class I
1/1/18 to 6/30/18(7)	$13.58	0.07	(0.08)	(0.01)	—	(0.03)	(0.03)
1/1/17 to 12/31/17	11.41	0.19	2.27	2.46	(0.20)	(0.09)	(0.29)
1/11/16(3) to 12/31/16	10.00	0.21	1.40	1.61	(0.20)	—	(0.20)
Class R6
1/1/18 to 6/30/18(7)	$13.64	0.09	(0.09)	—	—	(0.03)	(0.03)
1/1/17 to 12/31/17	11.43	0.22	2.29	2.51	(0.21)	(0.09)	(0.30)
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.20)	—	(0.20)
DFA 2060 Target Date Retirement Income Fund
Class A
1/1/18 to 6/30/18(7)	$13.63	0.06	(0.10)	(0.04)	—	(0.04)	(0.04)
1/1/17 to 12/31/17	11.41	0.16	2.28	2.44	(0.18)	(0.04)	(0.22)
1/11/16(3) to 12/31/16	10.00	0.16	1.42	1.58	(0.17)	—	(0.17)
Class I
1/1/18 to 6/30/18(7)	$13.64	0.07	(0.09)	(0.02)	—	(0.04)	(0.04)
1/1/17 to 12/31/17	11.41	0.19	2.29	2.48	(0.21)	(0.04)	(0.25)
1/11/16(3) to 12/31/16	10.00	0.18	1.42	1.60	(0.19)	—	(0.19)
Class R6
1/1/18 to 6/30/18(7)	$13.69	0.09	(0.09)	—	—	(0.04)	(0.04)
1/1/17 to 12/31/17	11.44	0.22	2.28	2.50	(0.21)	(0.04)	(0.25)
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.19)	—	(0.19)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(5)(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)(4)	Ratio of Gross Expenses to Average Net Assets(2)(4)	Ratio of Net Investment Income to Average Net Assets(4)	Portfolio Turnover Rate(5)

(0.06)	$13.52	(0.22)%		$152	0.85%	5.40%	0.75%	3%
2.17	13.58	21.39		174	0.85	6.54	1.34	6
1.41	11.41	15.86		116	0.85	8.39	1.45	10

(0.04)	$13.54	(0.07)%		$141	0.60%	5.15%	1.04%	3%
2.17	13.58	21.66		141	0.60	6.31	1.50	6
1.41	11.41	16.13		116	0.60	7.46	1.99	10

(0.03)	$13.61	—	%(9)	$1,132	0.40%	5.15%	1.24%	3%
2.21	13.64	21.97		1,135	0.40	6.30	1.71	6
1.43	11.43	16.33		931	0.40	8.13	1.90	10

(0.08)	$13.55	(0.32)%		$222	0.85%	5.07%	0.84%	2%
2.22	13.63	21.43		204	0.85	6.20	1.29	6
1.41	11.41	15.83		153	0.85	8.90	1.67	3

(0.06)	$13.58	(0.17)%		$216	0.60%	4.85%	1.07%	2%
2.23	13.64	21.79		207	0.60	5.97	1.54	6
1.41	11.41	16.06		136	0.60	7.93	1.72	3

(0.04)	$13.65	(0.02)%		$1,131	0.40%	4.82%	1.25%	2%
2.25	13.69	21.93		1,135	0.40	5.94	1.71	6
1.44	11.44	16.36		931	0.40	8.02	1.90	3

Footnote Legend:

(1)	Calculated using average shares outstanding.
(2)	Each Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Inception date.
(4)	Annualized for periods less than one year.
(5)	Not Annualized for periods less than one year.
(6)	Sales charges, where applicable, are not reflected in the total return calculation.
(7)	Unaudited.
(8)	Amount is less than $0.005.
(9)	Amount is less than 0.005%.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited)

JUNE 30, 2018

Note 1—Organization

Virtus Retirement Trust (the “Trust”) was originally organized as a Massachusetts business trust on December 4, 1995, under the name of “Phoenix Duff & Phelps Institutional Mutual Funds.” It was reorganized as a Delaware statutory trust in October 2000 and is registered under the Investment company act of 1940, as amended (the “1940 Act”). From May 1, 2004, to October 20, 2008, the Trust was named Phoenix Institutional Mutual Funds, and from October 20, 2008, to August 24, 2015, the Trust was named Virtus Institutional Trust.

As of the date of this report the Trust is comprised of ten funds (each a “Fund” or collectively the “Funds”), each reported in this semiannual report. Each Fund’s investment objective is outlined below.

Fund	Investment Objective
DFA 2015 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2020 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2025 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2030 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2035 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2040 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2045 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2050 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2055 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2060 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class A shares, Class I shares, and Class R6 shares. (Each Fund has Class T shares registered, but they are not yet available for purchase.)

Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2018

that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low balance account fees” in each Fund’s Statements of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

Note 2—Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2018

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2018

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives, such as options that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitation are from the year 2016 forward.

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2018

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

Note 3—Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Retirement Investment Advisers, LLC (“VRIA” or the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.

As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based on the annual rate of 0.30% of the average daily net assets of each Fund.

B.	Subadviser

The subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser. Dimensional Fund Advisors LP (“Dimensional”) is the subadviser to all the Funds.

C.	Expense Limits

The Adviser has contractually agreed to limit each Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2019. The waivers and reimbursements are accrued daily and received monthly.

	Class A Shares	Class I Shares	Class R6 Shares

DFA 2015 Target Date Retirement Income Fund	0.85%	0.60%	0.40%
DFA 2020 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2025 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2030 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2035 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2040 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2045 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2050 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2055 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2060 Target Date Retirement Income Fund	0.85	0.60	0.40

Following the contractual period, VRIA may discontinue these expense reimbursement arrangements at any time.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2018

D.	Expense Recapture

Under certain conditions, the Adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	2019	2020	2021	Total
DFA 2015 Target Date Retirement Income Fund
Class A	$10	$16	$8	$34
Class I	8	6	3	17
Class R6	63	54	22	139
DFA 2020 Target Date Retirement Income Fund
Class A	13	18	7	38
Class I	7	6	3	16
Class R6	61	53	24	138
DFA 2025 Target Date Retirement Income Fund
Class A	12	32	15	59
Class I	7	5	2	14
Class R6	62	41	18	121
DFA 2030 Target Date Retirement Income Fund
Class A	11	17	7	35
Class I	7	7	3	17
Class R6	63	53	24	140
DFA 2035 Target Date Retirement Income Fund
Class A	13	25	12	50
Class I	7	6	3	16
Class R6	61	47	20	128
DFA 2040 Target Date Retirement Income Fund
Class A	9	15	6	30
Class I	8	7	3	18
Class R6	64	55	25	144
DFA 2045 Target Date Retirement Income Fund
Class A	9	12	5	26
Class I	8	8	4	20
Class R6	64	57	25	146
DFA 2050 Target Date Retirement Income Fund
Class A	8	15	6	29
Class I	8	7	3	18
Class R6	65	54	25	144

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2018

	2019	2020	2021	Total
DFA 2055 Target Date Retirement Income Fund
Class A	$8	$8	$4	$20
Class I	8	7	3	18
Class R6	65	61	27	153
DFA 2060 Target Date Retirement Income Fund
Class A	8	10	4	22
Class I	8	10	5	23
Class R6	65	57	25	147

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2018, it retained net commissions of $1 for Class A shares and CDSC of $0, respectively.

In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rate of 0.25% for Class A shares. Class I shares and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended June 30, 2018, the Funds incurred administration fees in aggregate totaling $7 which are included in the Statements of Operations within the line item “Administration and accounting fees”. The fees are calculated daily and paid monthly.

For the period ended June 30, 2018, the Funds incurred transfer agent fees in aggregate totaling $13 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses”. A portion of these fees was paid to outside entities that also provide services to the Funds. The fees are calculated daily and paid monthly.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2018

G.	Affiliated Accounts

At June 30, 2018, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Funds which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
DFA 2015 Target Date Retirement Income Fund
Class A	10,397	$116
Class I	10,440	116
Class R6	83,508	935
DFA 2020 Target Date Retirement Income Fund
Class A	10,474	120
Class I	10,518	121
Class R6	84,145	972
DFA 2025 Target Date Retirement Income Fund
Class A	10,360	126
Class I	10,404	126
Class R6	83,220	1,016
DFA 2030 Target Date Retirement Income Fund
Class A	10,361	129
Class I	10,405	130
Class R6	83,238	1,045
DFA 2035 Target Date Retirement Income Fund
Class A	10,339	132
Class I	10,380	133
Class R6	83,033	1,065
DFA 2040 Target Date Retirement Income Fund
Class A	10,345	136
Class I	10,394	137
Class R6	83,148	1,099
DFA 2045 Target Date Retirement Income Fund
Class A	10,326	140
Class I	10,372	141
Class R6	82,984	1,131
DFA 2050 Target Date Retirement Income Fund
Class A	10,347	140
Class I	10,395	141
Class R6	83,157	1,132
DFA 2055 Target Date Retirement Income Fund
Class A	10,357	140
Class I	10,403	141
Class R6	83,217	1,133

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2018

	Shares	Aggregate Net Asset Value
DFA 2060 Target Date Retirement Income Fund
Class A	10,319	$140
Class I	10,363	141
Class R6	82,915	1,132

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” in the Statements of Assets and Liabilities at June 30, 2018.

Note 4—Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term investments) during the period ended June 30, 2018, were as follows:

	Purchases	Sales

DFA 2015 Target Date Retirement Income Fund	$57	$83
DFA 2020 Target Date Retirement Income Fund	59	27
DFA 2025 Target Date Retirement Income Fund	161	80
DFA 2030 Target Date Retirement Income Fund	45	128
DFA 2035 Target Date Retirement Income Fund	123	81
DFA 2040 Target Date Retirement Income Fund	71	46
DFA 2045 Target Date Retirement Income Fund	49	27
DFA 2050 Target Date Retirement Income Fund	43	65
DFA 2055 Target Date Retirement Income Fund	46	55
DFA 2060 Target Date Retirement Income Fund	77	36

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2018

Note 5—Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	DFA 2015 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)				Year Ended December 31, 2017
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	1		$15		15		$171
Reinvestment of distributions	—	(1)	—	(2)	1		7
Shares repurchased	(5)		(57)		—	(1)	(4)

Net Increase / (Decrease)	(4)		$(42)		16		$174

Class I
Reinvestment of distributions	—		$—		—	(1)	$3

Net Increase / (Decrease)	—		$—		—	(1)	$3

Class R6
Reinvestment of distributions	—		$—		2		$22

Net Increase / (Decrease)	—		$—		2		$22

	DFA 2020 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)				Year Ended December 31, 2017
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	1		$16		6		$69
Reinvestment of distributions	—	(1)	—	(2)	1		10
Shares repurchased	—		—		(15)		(169)

Net Increase / (Decrease)	1		$16		(8)		$(90)

Class I
Reinvestment of distributions	—		$—		—	(1)	$4

Net Increase / (Decrease)	—		$—		—	(1)	$4

Class R6
Reinvestment of distributions	—		$—		3		$33

Net Increase / (Decrease)	—		$—		3		$33

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2018

	DFA 2025 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)			Year Ended December 31, 2017
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	10		$120	53		$599
Reinvestment of distributions	—	(1)	1	1		18
Shares repurchased	(5)		(58)	(1)		(8)

Net Increase / (Decrease)	5		$63	53		$609

Class I
Reinvestment of distributions	—		$—	—	(1)	$2

Net Increase / (Decrease)	—		$—	—	(1)	$2

Class R6
Reinvestment of distributions	—		$—	2		$22

Net Increase / (Decrease)	—		$—	2		$22

	DFA 2030 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)			Year Ended December 31, 2017
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	—	(1)	$4	10		$112
Reinvestment of distributions	—	(1)	— (2)	1		8
Shares repurchased	(8)		(101)	—	(1)	(2)

Net Increase / (Decrease)	(8)		$(97)	11		$118

Class I
Reinvestment of distributions	—		$—	—	(1)	$3

Net Increase / (Decrease)	—		$—	—	(1)	$3

Class R6
Reinvestment of distributions	—		$—	2		$23

Net Increase / (Decrease)	—		$—	2		$23

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2018

	DFA 2035 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)				Year Ended December 31, 2017
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	6		$82		26		$303
Reinvestment of distributions	—	(1)	1		1		10
Shares repurchased	(4)		(55)		(1)		(11)

Net Increase / (Decrease)	2		$28		26		$302

Class I
Sale of shares	—		$—		1		$10
Reinvestment of distributions	—	(1)	—	(2)	—	(1)	3

Net Increase / (Decrease)	—	(1)	$—	(2)	1		$13

Class R6
Reinvestment of distributions	—		$—		2		$21

Net Increase / (Decrease)	—		$—		2		$21

	DFA 2040 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)				Year Ended December 31, 2017
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	2		$30		14		$171
Reinvestment of distributions	—	(1)	1		—	(1)	6
Shares repurchased	(1)		(14)		(7)		(94)

Net Increase / (Decrease)	1		$17		7		$83

Class I
Reinvestment of distributions	—	(1)	$—	(2)	—	(1)	$3

Net Increase / (Decrease)	—	(1)	$—	(2)	—	(1)	$3

Class R6
Reinvestment of distributions	—		$—		2		$23

Net Increase / (Decrease)	—		$—		2		$23

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2018

	DFA 2045 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)				Year Ended December 31, 2017
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	1		$8		6		$76
Reinvestment of distributions	—	(1)	—	(2)	—	(1)	5
Shares repurchased	—		—		—	(1)	(6)

Net Increase / (Decrease)	1		$8		6		$75

Class I
Sale of shares	—		$—		3		$39
Reinvestment of distributions	—	(1)	—	(2)	—	(1)	3

Net Increase / (Decrease)	—	(1)	$—	(2)	3		$42

Class R6
Reinvestment of distributions	—		$—		2		$21

Net Increase / (Decrease)	—		$—		2		$21

	DFA 2050 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)				Year Ended December 31, 2017
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	—	(1)	$2		17		$193
Reinvestment of distributions	—	(1)	—	(2)	—	(1)	6
Shares repurchased	(2)		(35)		(3)		(43)

Net Increase / (Decrease)	(2)		$(33)		14		$156

Class I
Sale of shares	—	(1)	$—	(2)	—	(1)	$— (2)
Reinvestment of distributions	—	(1)	—	(2)	—	(1)	3

Net Increase / (Decrease)	—	(1)	$—	(2)	—	(1)	$3

Class R6
Reinvestment of distributions	—		$—		2		$23

Net Increase / (Decrease)	—		$—		2		$23

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2018

	DFA 2055 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)				Year Ended December 31, 2017
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	—	(1)	$6		3		$37
Reinvestment of distributions	—	(1)	—	(2)	—	(1)	3
Shares repurchased	(2)		(26)		(1)		(7)

Net Increase / (Decrease)	(2)		$(20)		2		$33

Class I
Reinvestment of distributions	—		$—		—	(1)	$3

Net Increase / (Decrease)	—		$—		—	(1)	$3

Class R6
Reinvestment of distributions	—		$—		2		$24

Net Increase / (Decrease)	—		$—		2		$24

	DFA 2060 Target Date Retirement Income Fund
	Six Months Ended June 30, 2018 (Unaudited)				Year Ended December 31, 2017
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	2		$27		2		$22
Reinvestment of distributions	—	(1)	—	(2)	—	(1)	3
Shares repurchased	(1)		(8)		—	(1)	(5)

Net Increase / (Decrease)	1		$19		2		$20

Class I
Sale of shares	1		$10		3		$35
Reinvestment of distributions	—	(1)	—	(2)	—	(1)	4

Net Increase / (Decrease)	1		$10		3		$39

Class R6
Reinvestment of distributions	—		$—		2		$20

Net Increase / (Decrease)	—		$—		2		$20

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2018

Note 6—Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high risk securities may be complex, and as a result, it may be more difficult for the Adviser and/ or subadviser to accurately predict risk.

Certain Funds may invest in ETFs, which may expose a Fund to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Fund of owning shares of the ETF will exceed those the Fund would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7—Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At June 30, 2018, the Funds did not hold any securities that were illiquid or restricted.

Note 8—Indemnifications

Under the Trust’s organizational documents, and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2018

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.

Note 9—Federal Income Tax Information

($ reported in thousands)

At June 30, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

DFA 2015 Target Date Retirement Income Fund	$1,279	$110	$—	$110
DFA 2020 Target Date Retirement Income Fund	1,234	144	(1)	143
DFA 2025 Target Date Retirement Income Fund	1,884	260	(5)	255
DFA 2030 Target Date Retirement Income Fund	1,216	252	(1)	251
DFA 2035 Target Date Retirement Income Fund	1,592	340	(3)	337
DFA 2040 Target Date Retirement Income Fund	1,195	340	(2)	338
DFA 2045 Target Date Retirement Income Fund	1,200	379	(1)	378
DFA 2050 Target Date Retirement Income Fund	1,170	380	— (1)	380
DFA 2055 Target Date Retirement Income Fund	1,058	355	— (1)	355
DFA 2060 Target Date Retirement Income Fund	1,182	376	— (1)	376

(1)	Amount is less than $500.

Note 10—10% Shareholders

As of June 30, 2018, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts

DFA 2015 Target Date Retirement Income Fund	67%	1*
DFA 2020 Target Date Retirement Income Fund	80	2*
DFA 2025 Target Date Retirement Income Fund	67	2*
DFA 2030 Target Date Retirement Income Fund	70	1*

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2018

	% of Shares Outstanding	Number of Accounts
DFA 2035 Target Date Retirement Income Fund	65%	2*
DFA 2040 Target Date Retirement Income Fund	71	1*
DFA 2045 Target Date Retirement Income Fund	71	1*
DFA 2050 Target Date Retirement Income Fund	72	1*
DFA 2055 Target Date Retirement Income Fund	79	1*
DFA 2060 Target Date Retirement Income Fund	73	1*

*	Includes affiliated shareholder accounts.

Note 11—Redemption Facility

($ reported in thousands)

On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the London Interbank Offered Rate (“LIBOR”) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

No Funds made borrowings under this Credit Agreement during the period and no Fund had any outstanding borrowings under this Credit Agreement as of June 30, 2018.

Note 12—Regulatory Matters and Litigation

From time to time, the Trust, the Funds, the Funds’ Adviser and/or subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Note 13—Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date these financial statements were available for issuance and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS RETIREMENT TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Peter Batchelar, Senior Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Francis G. Waltman, Executive Vice President

Investment Adviser

Virtus Retirement Investment Advisers, LLC

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286-1048

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com.

8584	08-18

P.O. Box 9874

Providence, RI 02940-8074

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Retirement Trust

By (Signature and Title)*	/s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date	9/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date	9/7/2018

By (Signature and Title)*	/s/ W. Patrick Bradley W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date	9/7/2018

*	Print the name and title of each signing officer under his or her signature.